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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 09/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                                Elfun Income Fund

 Schedule of Investments (dollars in thousands) - September 30, 2008 (unaudited)

                                                                Principal Amount             Value
Bonds and Notes - 100.7%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

U.S. Treasuries - 9.5%
U.S. Treasury Bonds
4.38%                                       02/15/38               $ 6,863                $ 6,950 (h)
4.50%                                       05/15/38                 4,195                  4,331 (h)
U.S. Treasury Notes
3.13%                                       08/31/13                12,825                 12,923 (h)
3.50%                                       02/15/18                    65                     64 (h)
3.63%                                       10/31/09                 5,450                  5,552 (h)
4.00%                                       08/15/18                 2,229                  2,261 (h)
4.50%                                       11/15/10 - 05/15/17        142                    150
4.63%                                       11/15/09                   285                    294
                                                                                           32,525

Federal Agencies - 9.4%
Federal Home Loan Banks
5.00%                                       11/17/17                 1,400                  1,411
Federal Home Loan Mortgage Corp.
4.13%                                       12/21/12 - 09/27/13      7,996                  8,064
4.88%                                       02/09/10                 5,975                  6,109
5.13%                                       11/17/17                 6,600                  6,801 (h)
Federal National Mortgage Assoc.
3.63%                                       02/12/13                 1,942                  1,922
3.88%                                       07/12/13                 7,924                  7,904
                                                                                           32,211

Agency Mortgage Backed - 37.7%
Federal Home Loan Mortgage Corp.
4.50%                                       06/01/33 - 02/01/35        743                    704
5.00%                                       07/01/35 - 10/01/35      1,012                    987
5.50%                                       05/01/20 - 03/01/38      3,340                  3,328
6.00%                                       04/01/17 - 11/01/37      4,723                  4,787
6.50%                                       01/01/27 - 08/01/36      1,465                  1,508
7.00%                                       10/01/16 - 08/01/36        506                    533
7.50%                                       11/01/09 - 09/01/33         75                     79
8.00%                                       11/01/30                    14                     15
5.50%                                       TBA                     15,235                 15,154 (b)
Federal National Mortgage Assoc.
4.00%                                       05/01/19 - 06/01/19        669                    640
4.50%                                       05/01/18 - 02/01/35      2,060                  2,006
5.00%                                       07/01/20 - 08/01/35      2,238                  2,190
5.25%                                       04/01/37                   392                    393 (g)
5.47%                                       04/01/37                    26                     26 (g)
5.50%                                       03/01/14 - 04/01/38      9,298                  9,303
5.51%                                       04/01/37                   359                    362 (g)
5.52%                                       04/01/37                   143                    145 (g)
5.54%                                       04/01/37                   335                    338 (g)
5.59%                                       04/01/37                   426                    431 (g)
5.62%                                       03/01/37                    32                     32 (g)
5.68%                                       05/01/37                   252                    255 (g)
5.70%                                       04/01/37                   311                    315 (g)
5.71%                                       04/01/37                   161                    163 (g)
6.00%                                       02/01/14 - 03/01/38     11,523                 11,688
6.01%                                       10/01/37                   568                    576 (g)
6.50%                                       02/01/14 - 08/01/36      5,145                  5,306
7.00%                                       08/01/13 - 06/01/36      1,558                  1,641
7.50%                                       08/01/13 - 03/01/34        550                    586
8.00%                                       12/01/11 - 11/01/33        246                    262
8.50%                                       04/01/30 - 05/01/31         31                     35
9.00%                                       06/01/09 - 12/01/22         71                     76
5.00%                                       TBA                     21,732                 21,370 (b)
5.50%                                       TBA                     26,905                 26,836 (b)
6.00%                                       TBA                      9,591                  9,736 (b)
6.50%                                       TBA                        878                    899 (b)
7.00%                                       TBA                        875                    914 (b)
Government National Mortgage Assoc.
4.50%                                       08/15/33 - 09/15/34      1,301                  1,242
5.00%                                       08/15/33                   312                    307 (k)
6.00%                                       04/15/27 - 09/15/36      1,267                  1,292
6.50%                                       06/15/34 - 08/15/34         31                     32 (k)
6.50%                                       04/15/19 - 09/15/36      1,054                  1,085
7.00%                                       06/15/34                    10                     11 (k)
7.00%                                       03/15/12 - 10/15/36        541                    566
7.50%                                       03/15/23 - 10/15/33        117                    127
8.00%                                       09/15/27 - 06/15/30         41                     45
8.50%                                       10/15/17                    71                     78
9.00%                                       11/15/16 - 12/15/21        140                    154
                                                                                          128,558

Agency Collateralized Mortgage Obligations - 3.4%
Collateralized Mortgage Obligation Trust (Class B)
5.96%                                       11/01/18                    21                     18 (c,d,f)
Federal Home Loan Mortgage Corp.
4.00%                                       06/15/36                 6,215                    509 (e,g,l)
4.16%                                       05/15/36 - 11/15/36      3,071                    231 (e,g,l)
4.26%                                       05/15/37                 1,348                    120 (e,g,l)
4.50%                                       04/15/13 - 03/15/19      1,164                    101 (e,f,l)
4.51%                                       02/15/38                 1,376                    130 (e,g,l)
4.81%                                       09/15/35                 1,207                    131 (e,g,l)
5.00%                                       04/15/14 - 12/01/34      9,163                  1,935 (e,f,l)
5.00%                                       05/15/38                   292                    248
5.50%                                       04/15/17 - 06/15/33        964                    214 (e,f,l)
7.13%                                       12/15/33                   315                    271 (f,g)
7.50%                                       01/15/16                    60                     62
8.00%                                       04/15/20                    14                     15
8.00%                                       02/01/23 - 07/01/24         22                      6 (e,f,l)
15.33%                                      11/15/37                   813                    499 (c,d)
32.25%                                      09/25/43                 3,078                     24 (c,e,f,g,l)
Federal Home Loan Mortgage STRIPS
5.18%                                       08/01/27                     5                      4 (c,d,f)
Federal National Mortgage Assoc.
1.19%                                       12/25/42                   825                     30 (e,f,g,l)
3.24%                                       05/25/37                 3,591                    310 (e,g,l)
3.29%                                       04/25/38                 1,677                    136 (e,g,l)
3.54%                                       10/25/35                 2,905                    299 (e,f,g,l)
3.79%                                       10/25/29                   756                     69 (e,f,g,l)
4.00%                                       02/25/28                    21                     21
4.39%                                       09/25/42                 1,830                    173 (e,f,g,l)
4.49%                                       08/25/16                   377                     20 (e,f,g,l)
4.50%                                       05/25/18                   247                     16 (e,f,l)
4.75%                                       11/25/14                   115                      4 (e,f,l)
5.00%                                       08/25/17 - 02/25/32      1,311                    168 (e,f,l)
5.00%                                       10/25/35 - 08/25/38        788                    678
5.50%                                       01/25/33                   377                    354
8.00%                                       07/25/14                    31                     31
Federal National Mortgage Assoc. (Class 1)
4.50%                                       09/01/35 - 01/01/36      2,513                    630 (e,l)
4.76%                                       11/01/34                   825                    638 (c,d,f)
5.00%                                       05/25/38                   785                    200 (e,l)
Federal National Mortgage Assoc. (Class 2)
5.00%                                       09/01/33 - 03/25/38      2,082                    479 (e,l)
5.50%                                       12/01/33 - 01/25/36      1,114                    245 (e,l)
Federal National Mortgage Assoc. REMIC
4.50%                                       11/25/13                   139                      1 (e,f,l)
5.00%                                       10/25/22                   301                     41 (e,f,l)
9.55%                                       03/25/31                   650                    684 (f,g)
Federal National Mortgage Assoc. REMIC (Class B)
5.78%                                       12/25/22                    15                     13 (c,d,f)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%**                                  05/25/22                     -                      1 (e,f,l)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%                                       08/01/35                   752                    181 (e,l)
5.00%                                       08/01/34                 6,827                  1,609 (e,f,l)
7.50%                                       11/01/23                    71                     19 (e,f,l)
8.00%                                       08/01/23 - 07/01/24         46                     11 (e,f,l)
8.50%                                       03/01/17 - 07/25/22         47                     12 (e,f,l)
9.00%                                       05/25/22                    16                      4 (e,f,l)
                                                                                           11,595

Asset Backed - 6.8%
AESOP Funding II LLC (Class A)
3.31%                                       04/20/10                 1,000                    888 (a,f,g,)
Capital Auto Receivables Asset Trust (Class A)
3.27%                                       01/15/10                   885                    877 (a,g)
Capital One Auto Finance Trust
2.49%                                       04/15/12                 3,929                  3,788 (f,g,k)
Capital One Multi-Asset Execution Trust (Class A)
2.52%                                       03/16/15                   290                    252 (f,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                       05/25/32                    59                     32 (f,g)
Countrywide Asset-Backed Certificates (Class A)
3.77%                                       08/25/32                    35                     30 (f,g)
Discover Card Master Trust I (Class A)
2.52%                                       04/17/12                 8,000                  7,894 (f,g)
Ford Credit Floorplan Master Owner Trust (Class A)
2.67%                                       06/15/11                 1,900                  1,888 (g)
GSAA Trust
3.61%                                       05/25/34                    86                     73 (f,g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                       10/15/10                   217                    217
Indymac Residential Asset Backed Trust (Class M)
5.21%                                       04/25/37                   146                     10 (f,g,k)
JP Morgan Mortgage Acquisition Corp.
3.36%                                       03/01/37                 1,000                    770 (f,g,k)
Mid-State Trust
7.54%                                       07/01/35                    61                     56 (k)
Option One Mortgage Loan Trust
3.34%                                       07/25/37                 1,500                  1,046 (f,g,k)
Peco Energy Transition Trust
6.52%                                       12/31/10                   400                    411
Residential Asset Mortgage Products Inc.
3.45%                                       03/25/34                     6                      6 (f,g)
Residential Asset Securities Corp.
3.71%                                       07/25/32                    37                     29 (f,g)
Residential Asset Securities Corp. (Class A)
3.79%                                       06/25/33                    70                     51 (f,g)
4.16%                                       07/25/30                    48                     47 (f,g)
Swift Master Auto Receivables Trust (Class A)
2.59%                                       06/15/12                 3,000                  2,668 (f,g)
Triad Auto Receivables Owner Trust (Class A)
2.55%                                       02/12/14                 2,000                  1,806 (f,g)
Wachovia Asset Securitization, Inc. (Class A)
3.43%                                       06/25/34                   148                    126 (f,g)
Wells Fargo Home Equity Trust
3.97%                                       05/25/34                   136                    133 (f,g)
                                                                                           23,098

Corporate Notes - 24.9%
Abbey National PLC
7.95%                                       10/26/29                   330                    319
Abbott Laboratories
5.60%                                       11/30/17                   182                    176
5.88%                                       05/15/16                   584                    583
AES Ironwood LLC
8.86%                                       11/30/25                   824                    824
American International Group, Inc.
5.85%                                       01/16/18                   435                    218
American Railcar Industries, Inc.
7.50%                                       03/01/14                   170                    150
ARAMARK Corp.
8.50%                                       02/01/15                   768                    722
ArcelorMittal USA
6.50%                                       04/15/14                   400                    406
Archer-Daniels-Midland Co.
5.45%                                       03/15/18                   120                    111
6.45%                                       01/15/38                   611                    551
Arizona Public Service Co.
6.25%                                       08/01/16                   485                    449
AT&T, Inc.
5.60%                                       05/15/18                   604                    541
6.40%                                       05/15/38                 1,300                  1,091
BAC Capital Trust VI
5.63%                                       03/08/35                   495                    378
Bank of America Corp.
5.75%                                       12/01/17                   300                    254
8.00%                                       12/29/49                   150                    119 (f,g)
Bank of America Corp. (Series L)
5.65%                                       05/01/18                 1,250                  1,053
Bear Stearns Companies Inc.
5.85%                                       07/19/10                   451                    449
6.95%                                       08/10/12                   900                    909
BellSouth Corp.
4.20%                                       09/15/09                   460                    454
6.55%                                       06/15/34                   180                    154
Berkshire Hathaway Finance Corp.
5.00%                                       08/15/13                 1,265                  1,262 (a)
Bristol-Myers Squibb Co.
5.45%                                       05/01/18                   460                    434
5.88%                                       11/15/36                   255                    225
British Telecommunications PLC
8.63%                                       12/15/10                   195                    204
Cardinal Health, Inc.
5.50%                                       06/15/13                   308                    295
Cargill Inc.
5.20%                                       01/22/13                   631                    610 (a,f)
6.00%                                       11/27/17                   557                    524 (a,f)
Carolina Power & Light Co.
5.15%                                       04/01/15                   230                    221
5.70%                                       04/01/35                   130                    112
6.13%                                       09/15/33                   240                    222
Century Aluminum Co.
7.50%                                       08/15/14                   765                    719
Chesapeake Energy Corp.
7.25%                                       12/15/18                   768                    707
Citigroup, Inc.
6.50%                                       08/19/13                 2,661                  2,365
Clarendon Alumina Production Ltd.
8.50%                                       11/16/21                   235                    237 (a,f)
CME Group Inc.
5.40%                                       08/01/13                   757                    759
Community Health Systems, Inc.
8.88%                                       07/15/15                   768                    730
Consolidated Edison Company of New York, Inc.
5.85%                                       04/01/18                   770                    731
Constellation Brands, Inc.
7.25%                                       05/15/17                   769                    707
COX Communications Inc.
6.25%                                       06/01/18                   650                    604 (a)
7.13%                                       10/01/12                   315                    321
7.75%                                       11/01/10                   360                    373
Credit Suisse
6.00%                                       02/15/18                   908                    791
CSC Holdings Inc.
8.50%                                       06/15/15                   768                    713 (a)
CSX Transportation, Inc.
9.75%                                       06/15/20                   202                    228
CVS/Caremark Corp.
5.75%                                       06/01/17                   856                    800
Diageo Capital PLC
5.20%                                       01/30/13                   300                    299
Dominion Resources, Inc.
6.30%                                       09/30/66                 1,155                  1,017 (f,g)
Dover Corp.
6.50%                                       02/15/11                   230                    243
DP World Ltd.
6.85%                                       07/02/37                   300                    222 (a,f)
Duke Energy Carolinas LLC
5.38%                                       01/01/09                   150                    150
Duke Energy Indiana, Inc.
6.35%                                       08/15/38                   454                    420
Duke Realty LP
6.25%                                       05/15/13                   301                    293
Dynegy Holdings, Inc.
7.50%                                       06/01/15                   768                    649
Echostar DBS Corp.
7.75%                                       05/31/15                   769                    652
EI Du Pont de Nemours & Co.
4.88%                                       04/30/14                   310                    300
6.00%                                       07/15/18                 1,060                  1,035
El Paso Electric Co.
6.00%                                       05/15/35                   245                    201
Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba
10.50%                                      07/19/13                   170                    175 (a,f)
EOG Resources, Inc.
5.88%                                       09/15/17                   545                    512
6.88%                                       10/01/18                   461                    459
Ford Motor Credit Company LLC
7.88%                                       06/15/10                   768                    586
Galaxy Entertainment Finance Company Ltd.
9.88%                                       12/15/12                   150                    102
Georgia-Pacific LLC
9.50%                                       12/01/11                   786                    778
GlaxoSmithKline Capital Inc.
4.85%                                       05/15/13                   301                    295
6.38%                                       05/15/38                   754                    708
Globo Comunicacao e Participacoes S.A.
7.25%                                       04/26/22                   230                    201 (a,f)
GMAC LLC
6.88%                                       09/15/11                   768                    343
Goldman Sachs Group, Inc.
6.15%                                       04/01/18                   312                    259
6.60%                                       01/15/12                 1,260                  1,175
GTE Corp.
7.51%                                       04/01/09                   330                    335
Halliburton Co.
5.90%                                       09/15/18                   205                    202
Harrah's Operating Company Inc.
10.75%                                      02/01/16                   768                    392 (a)
HCA Inc.
9.25%                                       11/15/16                   768                    747
Hewlett-Packard Co.
5.50%                                       03/01/18                   427                    401
Hexion US Finance Corp.
9.75%                                       11/15/14                   835                    660
Honeywell International, Inc.
5.30%                                       03/01/18                   986                    928
Host Hotels & Resorts LP (REIT)
6.38%                                       03/15/15                 1,144                    930
HSBC Bank USA N.A.
4.63%                                       04/01/14                   175                    157
7.00%                                       01/15/39                   750                    674
HSBC Capital Funding LP (Series 1)
9.55%                                       12/29/49                   393                    361 (a,f,g)
HSBC Finance Corp.
6.75%                                       05/15/11                   260                    261
HSBC Holdings PLC
6.50%                                       05/02/36                   100                     83
IIRSA Norte Finance Ltd.
8.75%                                       05/30/24                   464                    489 (a,f)
Independencia International Ltd.
9.88%                                       05/15/15                   237                    196 (a)
ING Capital Funding TR III
8.44%                                       12/29/49                   480                    443 (g)
ING Groep N.V.
5.78%                                       12/29/49                   202                    161 (g)
Ingersoll-Rand Global Holding Company Ltd.
6.88%                                       08/15/18                   906                    893
Intergen N.V.
9.00%                                       06/30/17                   515                    515 (a)
Interoceanica IV Finance Ltd.
4.78%                                       11/30/18                   400                    248 (a,c)
4.95%                                       11/30/25                   197                     85 (a,c)
Iron Mountain, Inc.
8.00%                                       06/15/20                   769                    738
John Deere Capital Corp.
4.50%                                       04/03/13                   596                    569
Johnson & Johnson
5.85%                                       07/15/38                   754                    733
JP Morgan Chase & Co.
6.40%                                       05/15/38                   465                    402
7.00%                                       11/15/09                   590                    590
JPMorgan Chase Bank
5.88%                                       06/13/16                   420                    389
Kellogg Co.
5.13%                                       12/03/12                   276                    275
Kroger Co.
6.15%                                       01/15/20                   766                    702
Landsbanki Islands
3.51%                                       08/25/09                   200                    173 (a,f,g)
Lippo Karawaci Finance BV
8.88%                                       03/09/11                   350                    311
LyondellBasell Industries AF SCA
8.38%                                       08/15/15                   880                    414 (a)
Marfrig Overseas Ltd.
9.63%                                       11/16/16                   415                    332 (a)
Markel Corp.
7.35%                                       08/15/34                   160                    146
McDonald's Corp.
5.80%                                       10/15/17                   303                    301
6.30%                                       03/01/38                   429                    413
Mediacom LLC / Mediacom Capital Corp.
9.50%                                       01/15/13                   840                    752
Merck & Company, Inc.
5.75%                                       11/15/36                   170                    158
Merrill Lynch & Company, Inc.
6.05%                                       08/15/12                   304                    285
6.88%                                       04/25/18                   631                    558
MetLife, Inc. (Series A)
6.82%                                       08/15/18                 1,330                  1,258
Metropolitan Life Global Funding I
4.25%                                       07/30/09                   460                    452 (a,f)
Midamerican Energy Holdings Co.
6.13%                                       04/01/36                   330                    278
Mizuho Financial Group Cayman Ltd.
8.38%                                       12/29/49                   445                    382
Morgan Stanley
6.00%                                       04/28/15                   500                    340
Morgan Stanley (Series F)
6.63%                                       04/01/18                   500                    331
Munich Re America Corp. (Series B)
7.45%                                       12/15/26                   290                    297
Nakilat Inc.
6.07%                                       12/31/33                   100                     89 (a,f)
6.27%                                       12/31/33                   405                    357 (a,f)
Nelnet, Inc.
5.13%                                       06/01/10                   600                    559
New York Life Global Funding
5.38%                                       09/15/13                   320                    330 (a)
NGPL PipeCo LLC
7.12%                                       12/15/17                   318                    302 (a)
Norfolk Southern Corp.
8.63%                                       05/15/10                   465                    495
Norfolk Southern Railway Co.
9.75%                                       06/15/20                   353                    435
Northern States Power
6.25%                                       06/01/36                   190                    174
NorthWestern Corp.
5.88%                                       11/01/14                   600                    573
NRG Energy, Inc.
7.38%                                       02/01/16                   770                    693
Oncor Electric Delivery Co.
5.95%                                       09/01/13                 1,081                  1,000 (a)
OPTI Canada Inc.
8.25%                                       12/15/14                   402                    360
Pacific Gas & Electric Co.
5.80%                                       03/01/37                   165                    141
Parker Hannifin Corp.
5.50%                                       05/15/18                   464                    463
Pemex Finance Ltd.
9.03%                                       02/15/11                   453                    479
Pemex Project Funding Master Trust
5.75%                                       03/01/18                   130                    123 (a)
7.88%                                       02/01/09                   150                    151
PepsiCo, Inc.
5.00%                                       06/01/18                 1,440                  1,390
Pitney Bowes, Inc.
3.88%                                       06/15/13                   351                    335
PNC Preferred Funding Trust I
6.52%                                       12/31/49                   330                    231 (a,g)
Potomac Edison Co.
5.35%                                       11/15/14                   245                    227
Public Service Company of Colorado
7.88%                                       10/01/12                   495                    539
Puget Sound Energy, Inc.
5.48%                                       06/01/35                   330                    239
Puget Sound Energy, Inc. (Series A)
6.97%                                       06/01/67                   545                    441 (g)
Rio Tinto Finance USA Ltd.
6.50%                                       07/15/18                   452                    427
Rogers Communications, Inc.
6.80%                                       08/15/18                   758                    717
Royal Bank of Scotland Group PLC
5.00%                                       10/01/14                   355                    349
Sabine Pass LNG LP
7.25%                                       11/30/13                   470                    371
7.50%                                       11/30/16                   715                    558
Security Benefit Life Insurance
8.75%                                       05/15/16                   325                    324 (a)
Skandinaviska Enskilda Banken AB
7.50%                                       03/29/49                   295                    296 (a,f,g)
Southern California Edison Co.
5.50%                                       08/15/18                   927                    884
Sprint Capital Corp.
7.63%                                       01/30/11                   245                    223
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.13%                                       09/30/09                   300                    247
Standard Chartered Bank Hong Kong Ltd.
4.38%                                       12/03/14                   510                    499
Telecom Italia Capital S.A.
6.20%                                       07/18/11                   506                    506
Telefonica Emisiones SAU
5.86%                                       02/04/13                   450                    433
6.22%                                       07/03/17                   453                    417
Tenneco, Inc.
8.63%                                       11/15/14                   768                    611
Terex Corp.
8.00%                                       11/15/17                   786                    715
Tesco PLC
5.50%                                       11/15/17                   400                    358 (a)
Textron Inc.
6.50%                                       06/01/12                   305                    318
The Travelers Companies, Inc.
5.80%                                       05/15/18                   308                    282
Thomson Reuters Corp.
5.95%                                       07/15/13                   607                    606
6.50%                                       07/15/18                   303                    289
TIAA Global Markets Inc.
4.95%                                       07/15/13                   472                    477 (a)
Time Warner Cable, Inc.
6.20%                                       07/01/13                   460                    446
6.75%                                       07/01/18                   612                    572
TNK-BP Finance S.A.
6.63%                                       03/20/17                   195                    127 (a,f)
TransCanada Pipelines Ltd.
6.50%                                       08/15/18                   454                    440
Transocean, Inc.
6.00%                                       03/15/18                   305                    285
UBS Preferred Funding Trust I
8.62%                                       10/29/49                   330                    319 (g)
United Technologies Corp.
6.13%                                       07/15/38                   462                    446
Verizon Communications, Inc.
6.90%                                       04/15/38                   302                    268
Verizon Global Funding Corp.
7.25%                                       12/01/10                   517                    538
Verizon Pennsylvania, Inc.
8.35%                                       12/15/30                   200                    193
Walgreen Co.
4.88%                                       08/01/13                 1,105                  1,105
Wal-Mart Stores, Inc.
5.80%                                       02/15/18                   300                    293
6.20%                                       04/15/38                   466                    424
Wells Fargo & Co.
5.63%                                       12/11/17                   155                    142
Westar Energy, Inc.
7.13%                                       08/01/09                   335                    342
Westlake Chemical Corp.
6.63%                                       01/15/16                   775                    659
Wyeth
5.50%                                       03/15/13                   588                    594
Xerox Corp.
6.35%                                       05/15/18                   464                    424
XTO Energy, Inc.
6.38%                                       06/15/38                   301                    236
6.50%                                       12/15/18                   395                    366
                                                                                           84,871

Non-Agency Collateralized Mortgage Obligations - 8.0% Banc of America Commercial
Mortgage Inc.
5.32%                                       09/10/47                   750                    728
8.28%                                       02/10/51                   780                    667 (c,g)
Banc of America Commercial Mortgage Inc. (Class A)
5.49%                                       02/10/51                 1,540                  1,282
5.84%                                       06/10/49                 1,310                  1,113 (f,g)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                       04/10/49                   300                    179 (f,g,k)
Banc of America Funding Corp.
5.72%                                       03/20/36                   261                     91 (f,g,k)
5.79%                                       02/20/36                   453                    164 (f,g,k)
Banc of America Mortgage Securities Inc. (Class B)
5.38%                                       01/25/36                   272                    121 (f,g)
5.55%                                       02/25/36                   209                    113 (f,g)
Bear Stearns Asset Backed Securities Trust (Class A)
3.46%                                       07/25/36                 1,309                    916 (f,g)
Bear Stearns Commercial Mortgage Securities
5.48%                                       10/12/41                   758                    739
5.53%                                       10/12/41                   758                    716
5.58%                                       03/11/39                   222                    216 (f,g)
6.02%                                       02/14/31                   559                    557 (f,g)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                       09/11/42                   100                     43 (a,f,g)
Countrywide Alternative Loan Trust
5.98%                                       05/25/36                    97                      2 (f,g,k)
6.00%                                       03/25/36 - 08/25/36        478                     18 (k)
Countrywide Alternative Loan Trust (Class B)
6.00%                                       05/25/36 - 08/25/36        294                     12 (k)
Countrywide Asset-Backed Certificates
3.49%                                       11/25/35                   284                    270 (f,g)
Credit Suisse Mortgage Capital Certificates
5.47%                                       09/15/39                   689                    606
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                       02/25/36                   146                     33 (f,g,k)
Crusade Global Trust (Class A)
3.07%                                       09/18/34                    41                     39 (f,g)
CS First Boston Mortgage Securities Corp.
1.57%                                       03/15/35                10,055                    185 (a,f,g)
5.25%                                       08/25/34                   172                    159
5.34%                                       10/25/35                   249                     87 (f,g,k)
6.13%                                       04/15/37                   520                    514
6.66%                                       07/15/37                 6,787                    122 (a,c,f,g)
First Horizon Alternative Mortgage Securities (Class B)
5.98%                                       05/25/36                    97                      2 (f,g,k)
GMAC Commercial Mortgage Securities Inc.
6.47%                                       04/15/34                   295                    296
GMAC Commercial Mortgage Securities Inc. (Class X)
6.50%                                       12/10/41                10,199                    142 (c,g,f,k)
Greenwich Capital Commercial Funding Corp.
5.12%                                       04/10/37                   626                    613
Impac CMB Trust
3.47%                                       04/25/35                   585                    358 (f,g)
Indymac INDA Mortgage Loan Trust
5.15%                                       01/25/36                   100                     15 (f,g,k)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                       01/25/36                   144                     87 (f,g,k)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                       01/12/39                 5,880                    124 (a,f,g)
6.07%                                       02/12/51                   880                    769
6.26%                                       02/15/51                 1,200                    951 (g)
6.40%                                       02/12/51                   155                     71 (a,g)
6.47%                                       11/15/35                   457                    457
8.43%                                       02/15/51                   720                    602 (c)
LB-UBS Commercial Mortgage Trust
4.06%                                       09/15/27                   634                    620 (f,g)
6.23%                                       03/15/26                   371                    370
6.45%                                       01/18/12                 8,942                    153 (c,g,f,k)
7.09%                                       09/15/39                19,973                    503 (c,g,f,k)
7.62%                                       07/15/40                   440                    383 (c,g)
10.45%                                      01/15/36                 3,017                    147 (a,c,f)
11.61%                                      03/15/36                 8,252                    185 (a,c,f,g)
12.18%                                      02/15/40                 8,037                    140 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                       12/15/30                   832                    826
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                       07/14/16                   103                    104 (a,f)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                       07/15/40                   280                    131 (g,k)
LB-UBS Commercial Mortgage Trust (Class X)
12.15%                                      12/15/39                 6,797                     96 (a,c,f,g)
MASTR Alternative Loans Trust
5.00%                                       08/25/18                   291                     44 (e,f,l)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                       05/12/39                   757                    735 (f,g)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.42%                                       08/12/48                   400                    304
MLCC Mortgage Investors Inc.
5.35%                                       02/25/36                   225                     99 (f,g)
Morgan Stanley Capital I
5.28%                                       12/15/43                   296                    281
5.33%                                       12/15/43                   296                    257
5.39%                                       11/12/41                   848                    607 (f,g)
5.44%                                       02/12/44                   295                    264 (a)
5.69%                                       04/15/49                 2,250                  1,911 (f,g)
5.71%                                       07/12/44                   350                    328
Morgan Stanley Capital I (Class A)
5.36%                                       02/12/44                   500                    466
5.81%                                       12/12/49                   210                    181
Morgan Stanley Dean Witter Capital I (Class A)
6.54%                                       02/15/31                   173                    174
Nomura Asset Securities Corp. (Class A)
6.59%                                       03/15/30                    77                     77
Puma Finance Ltd. (Class A)
2.98%                                       10/11/34                   135                    129 (f,g)
3.37%                                       03/25/34                   101                     95 (f,g)
Residential Accredit Loans Inc.
6.00%                                       01/25/36                   386                     36 (k)
6.02%                                       01/25/36                   152                     15 (f,g,k)
Residential Funding Mortgage Securities I
5.75%                                       01/25/36                    97                     46
5.75%                                       01/25/36                   178                    113 (k)
Structured Asset Securities Corp. (Class X)
2.15%**                                     02/25/28                   456                      - (c,g,k)
Wachovia Bank Commercial Mortgage Trust
5.93%                                       06/15/49                 1,460                  1,238 (f,g)
Wachovia Bank Commercial Mortgage Trust (Class A)
5.42%                                       01/15/45                   730                    641 (g)
Wachovia Bank Commercial Mortgage Trust (Class E)
6.10%                                       02/15/51                   875                    428 (g,k)
WaMu Mortgage Pass Through Certificates
3.54%                                       01/25/45                   445                    275 (f,g)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                       08/25/35                   625                    460 (f,g)
5.50%                                       01/25/36                   363                    125
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                       03/25/36                   493                    231
                                                                                           27,397

Sovereign Bonds - 1.0%
Banco Nacional de Desenvolvimento Economico e Social
6.37%                                       06/16/18                   400                    352 (a)
Government of Brazil
8.00%                                       01/15/18                   301                    323
Government of Canada
7.50%                                       09/15/29                   460                    585
Government of Colombia
7.38%                                       09/18/37                   100                    100
Government of Indonesia
6.88%                                       01/17/18                   200                    182 (a)
7.75%                                       01/17/38                   200                    180 (a)
Government of Jamaica
8.00%                                       06/24/19                   300                    278
Government of Manitoba Canada
4.90%                                       12/06/16                   315                    326
Government of Pakistan
6.75%                                       02/19/09                   380                    333
Government of Panama
6.70%                                       01/26/36                   290                    274
Government of Venezuela
5.38%                                       08/07/10                   153                    136
9.00%                                       05/07/23                   230                    156
Republic of Turkey
7.00%                                       03/11/19                   200                    190
                                                                                            3,415

Total Bonds and Notes                                                                     343,670
 (Cost $364,363)

--------------------------------------------------------------------------------------------------
Securities Purchased with Collateral from Securities on Loan - 7.9%
--------------------------------------------------------------------------------------------------

Asset Backed - 5.3%
Arran Master Trust (Class A)
2.51%                                       12/15/10                 2,000                  1,988 (g)
Chase Issuance Trust (Class A)
2.51%                                       11/15/11                 2,000                  1,972 (g)
Countrywide Asset-Backed Certificates
3.64%                                       05/25/33                    36                     33 (g)
Countrywide Asset-Backed Certificates (Class 2)
3.81%                                       06/25/33                     2                      2 (g)
Discover Card Master Trust I
2.50%                                       04/15/10                 5,000                  4,863 (g)
First Franklin Mortgage Loan Asset Backed Certificates (Class M)
3.66%                                       03/25/35                 5,000                  3,771 (g,k)
Fleet Home Equity Loan Trust (Class A)
3.44%                                       01/20/33                   281                    178 (g)
GMAC Mortgage Corp. Loan Trust
3.39%                                       08/25/35                 1,782                    990 (g,k)
GSAA Trust
3.61%                                       05/25/34                    86                     73 (f,g)
GSAMP Trust
3.36%                                       12/25/35                   545                    536 (g)
JP Morgan Mortgage Acquisition Corp.
3.32%                                       01/25/36                   254                    252 (g)
Nissan Auto Lease Trust
2.56%                                       02/15/13                 2,200                  2,122 (g)
Residential Asset Securities Corp.
3.46%                                       01/25/36                 1,434                  1,106 (g)
Wachovia Asset Securitization, Inc. (Class A)
3.43%                                       06/25/34                   297                    252 (f,g)
                                                                                           18,138

Non-Agency Collateralized Mortgage Obligations - 2.6% Banc of America Large Loan
Inc.
2.70%                                       03/15/22                 3,500                  3,196 (a,g)
Impac CMB Trust (Class 1)
3.57%                                       10/25/34                   533                    396 (g)
Interstar Millennium Trust (Class A)
3.02%                                       03/14/36                    62                     60 (g)
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.66%                                       10/15/17                   391                    364 (a,g)
Morgan Stanley Capital I
3.03%                                       01/15/21                 1,973                  1,450 (a,g)
MortgageIT Trust (Class A)
3.51%                                       08/25/35                 2,628                  1,996 (g)
National RMBS Trust
3.31%                                       03/20/34                   118                    113 (g)
Nomura Asset Acceptance Corp.
3.34%                                       03/25/37                 1,282                  1,101 (g)
WaMu Mortgage Pass Through Certificates
3.55%                                       01/25/45                   213                    142 (g)
                                                                                            8,818

Total Securities Purchased with Collateral from Securities on Loan                         26,956
 (Cost $31,644)

--------------------------------------------------------------------------------------------------
Other Investments - 0.4%
--------------------------------------------------------------------------------------------------

Other Investments - 0.1%
GEI Investment Fund                                                                           428 (i)

Other Investments Purchased with Collateral from Securities  on loan - 0.3%
GEI Investment Fund                                                                         1,119 (i)

Total Other Investments                                                                     1,547
 (Cost $2,090)

Total Investments in Securities                                                           372,173
 (Cost $398,097)

--------------------------------------------------------------------------------------------------
Short-Term Investments - 24.7%
--------------------------------------------------------------------------------------------------

Short-Term Investments - 24.0%
GE Money Market Fund Institutional Class
2.11%                                                                                      81,772 (c,j)

Short-Term Securities Purchased with Collateral from Securities on loan - 0.7%
GE Money Market Fund Institutional Class
2.11%                                                                                       2,516 (c,j)

Total Short-Term Investments                                                               84,288
 (Cost $84,288)

                           Total Investments 456,461
                                 (Cost $482,385)

Liabilities in Excess of Other Assets, net - (33.7)%                                     (115,059)

                                                                                    --------------
                                                                                    --------------
NET ASSETS  - 100.0%                                                                    $ 341,402
                                                                                    ==============
                                                                                    ==============


--------------------------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at September
30, 2008 (unaudited);

Description                                   Expiration Date   Number of CoCurrent NotionUnrealized
                                                                                        Appreciation/
                                                                                        Depreciation
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures               December 2008       113      $24,118         $ (25)


The Elfun Income Fund had the following Short futures contracts open at
September 30, 2008 (unaudited); Description Expiration Date Number of CoCurrent
NotionUnrealized
                                                                                        Appreciation/
                                                                                        Depreciation
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5Yr. Futures               December 2008        22      $(2,469)         $ (7)
U.S. Treasury Notes 10Yr. Futures              December 2008        59       (6,763)           45


                                                                                    --------------
                                                                                             $ 13
                                                                                    ==============

           Notes to Schedules of Investments (dollars in thousands) -
                         September 30, 2008 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $21,189; or 6.21% of net assets for the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At September 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.

(h)      All or a portion of the security is out on loan.

(i) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(k) Illiquid Securities. At September 30, 2008, these securities amounted to $12,992 or 3.81% of net assets for the Elfun Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(l) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based



      + Percentages are based on net assets as of September 30, 2008.

     ** Amount is less than $500



Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security



The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$84,288        $359,070        $13,103         $456,461
Other Financial
   Instruments  $    13        $-	       $-	       $     13

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$23,402 	$-
   Accrued discounts/premiums		$(4,399)	$-
   Realized gain (loss)			$  (479) 	$-
   Change in unrealized appreciation
                         (depreciation)	$   504         $-
   Net purchases (sales)		$(5,925)        $-
   Net transfers in and out of Level 3  $       	$-
Balance at 9/30/08			$13,103         $-

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 20, 2008